Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Thrive Series Trust
Entity Central Index Key	0002071107
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Prospera Income ETF
Shareholder Report [Line Items]
Fund Name	Prospera Income ETF
Class Name	Prospera Income ETF
Trading Symbol	THRV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Prospera Income ETF for the period of September 30, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.prosperafunds.com/etf-thrv. You can also request this information by contacting us at 1-843-310-3633.
Additional Information Phone Number	1-843-310-3633
Additional Information Website	https://www.prosperafunds.com/etf-thrv
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Prospera Income ETF	$31	1.20%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the year ended December 31, 2025, the Fund was managed in an environment where short-term rates declined while longer-dated yields were firmer, contributing to a modest steepening in the U.S. Treasury curve and created cross-currents for duration positioning as volatility increased along the longer end of the U.S Treasury market. The Adviser sought to manage this backdrop by maintaining a meaningful allocation to liquidity and ultra-short Treasury exposures to support portfolio flexibility and diversification across multiple credit qualities and durations. Looking across the yield environment, the portfolio management team looked to opportunities in credit sectors, primarily high yield and emerging market debt to pursue incremental income where compensation appeared attractive relative to risk. We believed the macro environment supported risk sentiment enough for the portfolio management team to selectively target spreads in High Yield and Emerging Market instruments. We were also able to broaden the Fund’s satellite positioning around closed end funds to tactically enhance yield and diversify exposures when discounts offered compelling entry points from a risk/reward perspective.
From the Fund’s inception on September 30, 2025 through the fiscal year end, the Fund maintained a meaningful allocation to cash and ultra-short treasury exposures that was intended to stabilize net asset value movements through the rate volatility and preserve flexibility for re-allocation and income generation without forcing duration or credit risk at inappropriate times. This allowed the Fund to generate attractive current income around its intended target and deliver monthly distributions to its shareholders.
The Fund’s portfolio maintained its diversifying exposures toward year-end, including longer-duration Treasuries, preferred/hybrid income sleeves and equities opportunistically as part of a broader “go anywhere” multi-asset income framework.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/30/2025)
Prospera Income ETF NAV	0.14
Bloomberg U.S. Aggregate Bond Index	1.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.prosperafunds.com/etf-thrv for more recent performance information.
Net Assets	$ 2,154,453
Holdings Count | $ / shares	33
Advisory Fees Paid, Amount	$ 5,530
Investment Company Portfolio Turnover	248.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$2,154,453
Number of Holdings	33
Net Advisory Fee	$5,530
Portfolio Turnover	248%

Holdings [Text Block]

Top 10 Issuers	(%)
iShares 0-3 Month Treasury Bond ETF	9.3%
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	8.3%
iShares Preferred and Income Securities ETF	5.7%
Vanguard Long-Term Treasury ETF	5.2%
State Street SPDR Bloomberg High Yield Bond ETF	4.7%
iShares Broad USD High Yield Corporate Bond ETF	4.2%
State Street SPDR Portfolio Short Term Treasury ETF	4.1%
Invesco Total Return Bond ETF	3.7%
VanEck Emerging Markets High Yield Bond ETF	3.5%
iShares 0-5 Year High Yield Corporate Bond ETF	3.4%

Updated Prospectus Web Address	https://www.prosperafunds.com/etf-thrv